Research and Development Expense (Details) - Schedule of Research and Development Expense - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Schedule of Research and Development Expense [Abstract]
Professional fees		$ (75,189)	$ (886,628)	$ (373,259)
Laboratories’ related expenses		(526,753)	(434,551)	(449,442)
Amortization			(1,699)	(1,699)
Other research and development expenses	(179,061)		(28,339)	(160,758)
Total Research and development expenses	$ (179,061)	$ (601,942)	$ (1,351,217)	$ (985,158)